UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment  (  ); Amendment Number:
This Amendment  (Check only one.):	(  ) is a restatement.
						(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nationwide Life Insurance Company
Address:	One Nationwide Plaza
		Columbus, OH  43215

13F File Number:	28-606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Woodward, Jr.
Title:	Executive Vice President and Chief Investment Officer
Phone:	(614)249-7696
Signature, Place, and Date of Signing:

	Robert J. Woodward, Jr.		Columbus, Ohio	November 8, 1999


Report Type (Check only one.):

( X)		13F HOLDINGS REPORT.

(  )		13F NOTICE.

(  )		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934




                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	$1,439,738


List of Other Included Managers:

No.	13F File Number	Name

01
02
03
04


FORM 13F INFORMATION TABLE
9/30/1999
                                                            VALUE    SHARES/  SH/  PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP  (X$1000)   PRIN AMT  PRN  CALL DSCRETN  MANAGERS       SOLE  SHARED  NONE

ABBOTT LABS                     COM            002824100       770    21,000  SH        SHARED   01 02                       21,000
ALLERGAN INC                    COM            018490102     6,138    55,800  SH        SHARED   01 02                      55,800
ALLTEL CORP                     COM            020039103     1,979    28,120  SH        SHARED   01 02                       28,120
ALZA CORP DEL                   COM            022615108     3,279    76,600  SH        SHARED   01 02                      76,600
AMERICAN HOME PRODS CORP        COM            026609107    37,333   899,600  SH        SHARED   01 02                   899,600
AMERICAN INTL GROUP INC         COM            026874107    62,297   716,568  SH        SHARED   01 02                    716,568
ANHEUSER BUSCH COS INC          COM            035229103     2,866    40,900  SH        SHARED   01 02                      40,900
ASSOCIATES FIRST CAP CORP       CL A           046008108     6,937   192,704  SH        SHARED   01 02                    192,704
AVON PRODS INC                  COM            054303102    21,547   868,400  SH        SHARED   01 02                   868,400
BANK NEW YORK INC               COM            064057102     2,769    82,800  SH        SHARED   01 02                      82,800
BANK ONE CORP                   COM            06423A103    32,231   925,834  SH        SHARED   01 02                   925,834
BERKSHIRE HATHAWAY INC DEL      CL A           084670108    17,600       320  SH        SHARED   01 02                            3
BLACK & DECKER CORP             COM            091797100    12,815   280,500  SH        SHARED   01 02                   280,500
BRISTOL MYERS SQUIBB CO         COM            110122108    54,864   812,800  SH        SHARED   01 02                    812,800
BRUNSWICK CORP                  COM            117043109     1,910    76,800  SH        SHARED   01 02                      76,800
CBS CORP                        COM            12490K107     7,340   158,700  SH        SHARED   01 02                    158,700
CATERPILLAR INC DEL             COM            149123101    13,988   255,200  SH        SHARED   01 02                   255,200
CHARTER ONE FINL INC            COM            160903100     1,349    58,344  SH        SHARED   01 02                      58,344
CHUBB CORP                      COM            171232101    17,845   359,600  SH        SHARED   01 02                   359,600
CISCO SYS INC                   COM            17275R102    39,831   580,950  SH        SHARED   01 02                   580,950
CITIGROUP INC                   COM            172967101    42,405   963,750  SH        SHARED   01 02                   963,750
CONSOLIDATED STORES CORP        COM            210149100    16,873   764,800  SH        SHARED   01 02                   764,800
CORNING INC                     COM            219350105    38,683   564,200  SH        SHARED   01 02                   564,200
COX COMMUNICATIONS INC NEW      CL A           224044107    42,411 1,015,844  SH        SHARED   01 02                  1,015,844
DISNEY WALT CO DEL              COM            254687106    18,748   721,059  SH        SHARED   01 02                    721,059
DOW CHEM CO                     COM            260543103    17,214   151,500  SH        SHARED   01 02                     151,500
DUN & BRADSTREET CORP           COM            264830100     2,160    72,300  SH        SHARED   01 02                      72,300
EL PASO ELEC CO                 COM NEW        286377854       251    27,924  SH        SHARED   01 02                      27,924
EMERSON RADIO CORP              COM            291087203       154   247,098  SH        SHARED   01 02                   247,098
EQUIFAX INC                     COM            294429105       667    23,700  SH        SHARED   01 02                      23,700
EXXON CORP                      COM            302290101    18,726   246,400  SH        SHARED   01 02                   246,400
FEDERAL NATL MTG ASSN           COM            313586109     6,927   110,500  SH        SHARED   01 02                     110,500
FLORIDA PROGRESS CORP           COM            341109106     6,938   150,000  SH        SHARED   01 02                    150,000
GANNETT INC                     COM            364730101    17,795   257,200  SH        SHARED   01 02                   257,200
GARTNER GROUP INC NEW           COM            366651107       217    13,567  SH        SHARED   01 02                       13,567
GARTNER GROUP INC NEW           CL B           366651206     2,120   127,021  SH        SHARED   01 02                     127,021
GENERAL ELEC CO                 COM            369604103    52,215   440,400  SH        SHARED   01 02                   440,400
GEORGIA GULF CORP               COM PAR $0.01  373200203     1,096    62,200  SH        SHARED   01 02                      62,200
HCR MANOR CARE INC              COM            404134108     3,156   183,600  SH        SHARED   01 02                    183,600
HEALTHSOUTH CORP                COM            421924101     6,543 1,068,220  SH        SHARED   01 02                 1,068,220
HORACE MANN EDUCATORS CORP NEW  COM            440327104     4,337   168,000  SH        SHARED   01 02                    168,000
IMS  HEALTH INC                 COM            449934108    25,769 1,129,600  SH        SHARED   01 02                  1,129,600
IKON OFFICE SOLUTIONS INC       COM            451713101     9,867   923,200  SH        SHARED   01 02                   923,200
INTEL CORP                      COM            458140100    31,286   421,000  SH        SHARED   01 02                    421,000
INTERNATIONAL BUSINESS MACHS    COM            459200101    73,580   608,100  SH        SHARED   01 02                    608,100
JOHNSON & JOHNSON               COM            478160104    43,549   474,000  SH        SHARED   01 02                   474,000
KNIGHT RIDDER NEWSPAPERS INC    COM            499040103    11,121   202,200  SH        SHARED   01 02                   202,200
MBIA INC                        COM            55262C100       504    10,800  SH        SHARED   01 02                       10,800
MBNA CORP                       COM            55262L100     5,293   232,000  SH        SHARED   01 02                   232,000
MARTIN MARIETTA MATLS INC       COM            573284106     3,383    84,700  SH        SHARED   01 02                      84,700
MASCO CORP                      COM            574599106     4,374   141,100  SH        SHARED   01 02                      141,100
MAYTAG CORP                     COM            578592107     3,148    94,500  SH        SHARED   01 02                      94,500
MCDONALDS CORP                  COM            580135101     8,771   202,800  SH        SHARED   01 02                   202,800
MCKESSON HBOC INC               COM            58155Q103    16,391   565,200  SH        SHARED   01 02                   565,200
MEDIAONE GROUP INC              COM            58440J104    38,583   564,800  SH        SHARED   01 02                   564,800
MEDTRONIC INC                   COM            585055106    33,784   950,000  SH        SHARED   01 02                   950,000
MELLON BK CORP                  COM            585509102    21,655   644,000  SH        SHARED   01 02                   644,000
MILLIPORE CORP                  COM            601073109    26,140   695,900  SH        SHARED   01 02                   695,900
MOBIL CORP                      COM            607059102    12,308   122,160  SH        SHARED   01 02                     122,160
MONSANTO CO                     COM            611662107    13,101   367,100  SH        SHARED   01 02                    367,100
OM GROUP INC                    COM            670872100     2,596    67,650  SH        SHARED   01 02                      67,650
PACIFIC CENTY FINL CORP         COM            694058108     1,236    60,500  SH        SHARED   01 02                      60,500
PALL CORP                       COM            696429307     2,197    94,756  SH        SHARED   01 02                      94,756
PEPSICO INC                     COM            713448108    19,050   624,600  SH        SHARED   01 02                   624,600
PHARMACIA & UPJOHN INC          COM            716941109     8,104   163,300  SH        SHARED   01 02                    163,300
PFIZER INC                      COM            717081103    42,318 1,179,600  SH        SHARED   01 02                  1,179,600
PHILIP MORRIS COS INC           COM            718154107     4,140   121,100  SH        SHARED   01 02                      121,100
PROCTOR & GAMBLE CO             COM            742718109    41,063   438,000  SH        SHARED   01 02                   438,000
QUAKER OATS CO                  COM            747402105     9,838   159,000  SH        SHARED   01 02                    159,000
QUEST DIAGNOSTICS INC           COM            74834L100     3,738   143,787  SH        SHARED   01 02                    143,787
RALSTON PURINA CO               COM RAL-PUR GP 751277302    11,966   429,287  SH        SHARED   01 02                   429,287
ROHM & HAAS CO                  COM            775371107     1,880    52,033  SH        SHARED   01 02                      52,033
ST JUDE MED INC                 COM            790849103     4,807   152,600  SH        SHARED   01 02                    152,600
SCHERING PLOUGH CORP            COM            806605101    58,353 1,337,600  SH        SHARED   01 02                 1,337,600
SCHLUMBERGER LTD                COM            806857108    14,581   234,000  SH        SHARED   01 02                   234,000
SCRIPPS E W CO OHIO             CL A           811054204     2,638    53,700  SH        SHARED   01 02                      53,700
SPRINT CORP                     COM FON GROUP  852061100    21,892   403,540  SH        SHARED   01 02                   403,540
SPRINT CORP                     PCS COM SER 1  852061506     7,522   100,885  SH        SHARED   01 02                    100,885
TEXACO INC                      COM            881694103     6,161    97,600  SH        SHARED   01 02                      97,600
TIFFANY & CO NEW                COM            886547108     2,302            SH        SHARED   01 02                      38,400
TRINITY INDS INC                COM            896522109     1,525    49,400  SH        SHARED   01 02                      49,400
UNUMPROVIDENT CORP              COM            91529Y106     1,526    51,830  SH        SHARED   01 02                       51,830
VULCAN MATLS CO                 COM            929160109    38,603 1,054,000  SH        SHARED   01 02                 1,054,000
WAL MART STORES INC             COM            931142103     3,853    81,000  SH        SHARED   01 02                       81,000
WARNER LAMBERT CO               COM            934488107    50,969   767,900  SH        SHARED   01 02                   767,900
WASHINGTON POST CO              CL B           939640108     3,519     6,900  SH        SHARED   01 02                        6,900
WELLS FARGO & CO                COM            949740104    38,755   978,040  SH        SHARED   01 02                   978,040
NEW YORK TIMES CO               CL A           650111107     6,675   178,000  SH        SHARED   01 02                    178,000
